Leases (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Supplemental balance sheet information related to operating leases
Right-of-use assets under operating leases	$ 534,351	$ 776,665
Operating lease liabilities, current	46,543	155,532
Operating lease liabilities, non-current	517,156	605,793
Total operating lease liabilities	$ 563,699	$ 761,325